Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022
Pay-Versus-Performance
Compensation Table

	Summary Compensation Table Total for CEO($)	Compensation Actually Paid to CEO($) (1)	Avg. Summary Compensation Table Total for Non-CEO NEOs($)	Avg. Compensation Actually Paid to Non-CEO NEOs($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	Economic Value Added (EVA) (in millions) ($) (4)
Year					Total Shareholder Return($)	Peer Group Total Shareholder Return($) (3)

2022	12,242,340	15,909,208	5,431,437	6,802,834	152.53	124.22	2,247	1,545
2021	10,401,407	12,052,367	4,029,807	4,755,672	142.78	142.79	2,015	1,594
2020	10,927,684	13,992,911	4,405,384	5,541,162	118.48	115.44	330	(329)

(1)
The summary compensation table totals for the CEO, Mr. Albert Chao, are adjusted, as indicated in the table below, to arrive at the “compensation actually paid to the CEO” each year. With respect to equity award adjustments for each applicable year as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Performance stock units were valued using Monte Carlo simulations, and stock options were valued using Black-Scholes valuations, both following the same method as reported in our
10-K.

Adjustments to Determine Compensation Actually Paid for CEO	2022($)	2021($)	2020($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(4,610,575)	(3,942,425)	(3,924,557)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(1,943,071)	(1,714,275)	(1,714,282)
Increase for fair value of awards granted during year that remain unvested as of year-end	4,658,727	3,993,822	8,042,295
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	4,727,267	3,032,940	905,082
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	834,520	280,899	(243,312)
Deduction of fair value of awards granted prior to year that were f orf eited during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of aw ar d	—	—	—

Total Adjustments	3,666,868	1,650,960	3,065,227

(2)
The individuals that were
non-CEO
NEOs during each applicable year are Messrs. James Chao, Bender, Ederington and Kearns for 2020; Messrs. James Chao, Bender, Buesinger and Kearns for 2021; and Messrs. James Chao, Bender, Ederington and Kearns for 2022. The average summary compensation table totals for
Non-CEO
NEOs are adjusted to arrive at the average compensation actually paid to the
Non-CEO
NEOs each year using the same methodology as described for the CEO and as indicated in the table below. With respect to equity award adjustments for each applicable year as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Performance stock units were valued using Monte Carlo simulations, and stock options were valued using Black-Scholes valuations, both following the same method as reported in our
10-K.

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2022($)	2021($)	2020($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,205,533)	(1,510,334)	(1,758,932)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(613,436)	(564,340)	(628,492)
Increase for fair value of awards granted during year that remain unvested as of year-end	2,182,045	1,557,317	3,345,372
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	1,711,046	1,142,322	317,739
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	297,275	100,900	(139,909)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—

Total Adjustments	1,371,397	725,865	1,135,778

(3)	Peer group is the Chicago Board Options Exchange S&P Chemicals Index, also known as the Standard & Poor’s Chemicals Index, or CEX.
(4)
Economic Value Added (“EVA”) generated by the Company, is the net operating profit of the Company after taxes in relation to capital employed by the Company using the Weighted Average Cost of Capital, adjusted as appropriate to reflect nonoperating impacts including, but not limited to, certain amortization expenses, impairment and restructuring costs, acquisition-related integration and transaction costs, non-controlling
interests, and other items as deemed appropriate by the Committee.

Company Selected Measure Name	Economic Value Added (“EVA”)
Named Executive Officers, Footnote [Text Block]	The individuals that were
non-CEO
	NEOs during each applicable year are Messrs. James Chao, Bender, Ederington and Kearns for 2020; Messrs. James Chao, Bender, Buesinger and Kearns for 2021; and Messrs. James Chao, Bender, Ederington and Kearns for 2022.
Peer Group Issuers, Footnote [Text Block]	Peer group is the Chicago Board Options Exchange S&P Chemicals Index, also known as the Standard & Poor’s Chemicals Index, or CEX.
PEO Total Compensation Amount	$ 12,242,340	$ 10,401,407	$ 10,927,684
PEO Actually Paid Compensation Amount	$ 15,909,208	12,052,367	13,992,911
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation Actually Paid for CEO	2022($)	2021($)	2020($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(4,610,575)	(3,942,425)	(3,924,557)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(1,943,071)	(1,714,275)	(1,714,282)
Increase for fair value of awards granted during year that remain unvested as of year-end	4,658,727	3,993,822	8,042,295
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	4,727,267	3,032,940	905,082
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	834,520	280,899	(243,312)
Deduction of fair value of awards granted prior to year that were f orf eited during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of aw ar d	—	—	—

Total Adjustments	3,666,868	1,650,960	3,065,227

Non-PEO NEO Average Total Compensation Amount	$ 5,431,437	4,029,807	4,405,384
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,802,834	4,755,672	5,541,162
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2022($)	2021($)	2020($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,205,533)	(1,510,334)	(1,758,932)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(613,436)	(564,340)	(628,492)
Increase for fair value of awards granted during year that remain unvested as of year-end	2,182,045	1,557,317	3,345,372
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	1,711,046	1,142,322	317,739
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	297,275	100,900	(139,909)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—

Total Adjustments	1,371,397	725,865	1,135,778

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The table below contains an unranked list of the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s fiscal year 2022 performance.
Key Performance Measures
Economic Value Added (“EVA”)
Total Shareholder Return (“TSR”)
Return on Capital
Budgeted SG&A
Relative TSR

Total Shareholder Return Amount	$ 152.53	142.78	118.48
Peer Group Total Shareholder Return Amount	124.22	142.79	115.44
Net Income (Loss)	$ 2,247,000,000	$ 2,015,000,000	$ 330,000,000
Company Selected Measure Amount	1,545	1,594	(329)
PEO Name	Mr. Albert Chao
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Economic Value Added (“EVA”)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (“TSR”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Budgeted SG&A
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Median annual total compensation of all employees excluding Chief Executive Officer B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 76,856
Ratio of A to B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159.3
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,610,575)	$ (3,942,425)	$ (3,924,557)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,943,071)	(1,714,275)	(1,714,282)
PEO [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,658,727	3,993,822	8,042,295
PEO [Member] | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,727,267	3,032,940	905,082
PEO [Member] | Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	834,520	280,899	(243,312)
PEO [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,666,868	1,650,960	3,065,227
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,205,533)	(1,510,334)	(1,758,932)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(613,436)	(564,340)	(628,492)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,182,045	1,557,317	3,345,372
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,711,046	1,142,322	317,739
Non-PEO NEO [Member] | Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,275	100,900	(139,909)
Non-PEO NEO [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,371,397	$ 725,865	$ 1,135,778